EMPLOYMENT (Schedule of Employment Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Wages and salaries	$ 18,804	$ 25,570	$ 23,718
Social welfare costs	1,916	2,219	2,061
Pension costs	355	451	508
Share-based payments	324	1,316	2,069
Transformation cost	153	596	485
Employment Costs	21,552	30,152	28,841
Discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Wages and salaries	18,804	25,570	24,343
Social welfare costs	1,916	2,219	2,097
Pension costs	355	451	510
Share-based payments	324	1,316	2,069
Transformation cost	153	596	485
Employment Costs	$ 21,552	$ 30,152	$ 29,504